Leases (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of continuity schedule of lease obligation [Table Text Block]
Balance, November 1, 2019	$-
Adoption of IFRS 16	74,307
Interest expense	14,081
Lease payments	(25,504)
Foreign exchange	(10,814)
Balance, October 31, 2020	$52,070
Interest expense	9,160
Lease payments	(36,442)
Balance, October 31, 2021	$24,788
New lease agreement	48,408
Interest expense	3,629
Lease payments	(28,946)
Foreign exchange	(3,095)
Balance, October 31, 2022	$44,784

Disclosure of maturity analysis of lease obligations [Table Text Block]
CDN
Less than one year	$25,532
Between one and five years	$43,804